FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
               or fiscal year ending:  12/31/97  (b)


Is this a transition report?: (Y/N)     N    .

Is this an amendment to a previous filing? (Y/N)       N     .


Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:


1.	A.  Registrant Name:Pruco Life of New Jersey Variable	Insurance Account
	B.  File Number: 811-3646
	C.  Telephone Number:(973) 802-6000

2.	A.  Street:213 Washington Street
	B.  City: Newark      C.  State:NJ  	D.  Zip Code:07102  	Zip Ext:2992
	E.  Foreign Country: 			Foreign Postal Code:

3.	Is this the first filing on this form by Registrant?(Y/N)    N     .

4.	Is this the last filing on this form by Registrant?(Y/N)     N     .

5.	Is Registrant a small business investment company (SBIC)?(Y/N)   N  .

6.	Is Registrant a unit investment trust(UIT)?(Y/N)      Y
	(If answer is "Y" (yes) complete only items 111 through 132)

7.  	A.  Is Registrant a series or multiple portfolio company?(Y/N)       .
        	(If answer is "N" (No), go to item 8.)

	B.  How many separate series or portfolios did Registrant have at   the end of
 	the period?



SCREEN NUMBER:  01	PAGE NUMBER: 01
For period ending 12/31/97       					If filing more than one
File number 811- 3646            						Page 2, "X":



C.  	List the name of each series or portfolio and give a consecutive number to
 each 	series or portfolio starting with the number 1.  USE THE SAME NUMERICAL
	DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES 	INFORMATION BLOCK IN
THE TOP RIGHT CORNER OF THE SCREENS 	SUBMITTED THIS FILING AND IN ALL SUBSEQUENT
 FILINGS ON THIS FORM.  	THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS
 FILED.


											Is this the
 Series	 									last filing
 Number  		Series Name							for this series?

    1	     										(Y/N)


























SCREEN NUMBER:  02	PAGE NUMBER: 02
(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)



For period ending 12/31/97      						If filing more than one
File number 811- 3646            						Page 47, "X":

UNIT INVESTMENT TRUSTS
111.*	A.  Depositor Name:
	B.  File Number (If any):
	C.  City:          		State:   		Zip Code:      		Zip Ext:
	Foreign Country:                 			Foreign Postal Code:
111.*	A.  Depositor Name:
	B.  File Number (If any):
	C.  City:           		State:   		Zip Code:____		Zip Ext:
	Foreign Country:                 			Foreign Postal Code:
112.*	A.  Sponsor Name:
	B.  File Number (If any):
	C.  City:           		State:      		Zip Code:___			Zip Ext:
    	Foreign Country:                 			Foreign Postal Code:
112.*	A.  Sponsor Name:
	B.  File Number (If any):
	C.  City:               		State:      		Zip Code:___			Zip Ext:
               	Foreign Country:                 			Foreign Postal Code:

















SCREEN NUMBER: 55	PAGE NUMBER: 47


For period ending 12/31/97       					If filing more than one
File number 811- 3646            						Page 48, "X":


113.*	A.  Trustee Name:
        	B.  City:                 	State:        		Zip Code:___	___		ZipExt:
          	Foreign Country:                 			Foreign Postal Code:
113.*	A.  Trustee Name:
       	B.  City:                 	State:   _     		Zip Code:_______		ZipExt:
           	Foreign Country:                 			Foreign Postal Code:
114.*	A.  Principal Underwriter Name:
      	B.  File Number: 8-
	C.  City:                 	State:   __   		Zip Code:  ______ 		ZipExt:
     	Foreign Country:                 			Foreign Postal Code:
114.*	A.  Principal Underwriter Name:
       	B.  File Number: 8-
	C.  City:                 	State:        		Zip Code:   			ZipExt:
	Foreign Country:                 			Foreign Postal Code:
115.*	A.  Independent Public Accountant Name: Price Waterhouse, LLP
     	B.  City: NY 	State: NY	Zip Code:10036		ZipExt:            	Foreign
         	Country:                 			Foreign Postal Code:
115.*	A.  Independent Public Accountant Name:
     	B.  City:                 	State:        		Zip Code:____		ZipExt:
     	Foreign Country:                 			Foreign Postal Code:


















SCREEN NUMBER: 56	PAGE NUMBER: 48



For period ending   12/31/97    					If filing more than one
File number 811- 3646            					Page 49, "X":


116.	A.  Is Registrant part of a family of investment companies?(Y/N)
  *___________
	B.  Identify the family in 10 letters:                             .
         (NOTE: In filing this form, use this identification consistently for
 all investment 	companies in family.  This  designation is for purposes of this form only.)

117. 	A.  Is Registrant a separate account of an insurance company?(Y/N)
 *__________
	If answer is "Y" (Yes), are any of the following types of contracts  funded by
 	the Registrant?:

	B.  Variable annuity contracts?(Y/N):_____________
	C.  Scheduled premium variable life contracts:(Y/N)____________
	D.  Flexible premium variable life contracts:(Y/N)____________
	E.  Other types of insurance products registered under the  Securities Acts of
 		1933?(Y/N)____________
118.	State the number of series existing at the end of the period that had
 securities 	registered under the Securities Act of 1933


119.	State the number of new series for which registration statements under the
 	Securities Act of 1933 became effective during the period


120.	State the total value of the portfolio securities on the date of deposit
 for the 	new series included in item 119 ($000's omitted)


121.	State the number of series for which a current prospectus was in existence
 at 	the end of the period

122.	State the number of existing series for which additional units were
registered 	under the Securities Act of 1933 during the period












SCREEN NUMBER: 57	PAGE NUMBER: 49

For period ending 12/31/97      						If filing more than one
File number 811- 3646            						Page 50, "X":

123.	State the total value of the additional units considered in answering item
 122 	($000's omitted)           $

124.	State the total value of units prior series that were placed in the
 portfolios of 	subsequent series during the current period (the value of these
 units is to be 	measured on the date they were placed in the subsequent series)
	($000's omitted)______$


125.	State the total dollar amount of sales loads collected (before reallowances
 to 	other brokers or dealers) by Registrant's principal underwriter and any
	underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
	($000'somitted)           $

126.	Of the amounts shown in item 125, state the total dollar amount of sales
 loads	collected from secondary market operations in Registrant's units (include
 the 	sales loads, if any, collected on units of a prior series placed in the
 portfolio of a 	subsequent series.)($000's omitted)      $

127.	List opposite the appropriate description below the number of series whose
 	portfolios are invested primarily (based upon a percentage of NAV) in each
type 	of security shown, the aggregate total assets at market value as of a date
 at or 	near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

					Number of  		Total Assets		Total Income
                                		Series			($000's       	Distributions
                              		Investing  		  omitted)    		($000's omitted)

A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
     debt of brokers' or dealers'
     parent
F.  All other corporate intermed.
     & long term debt
G.  All other corporate short-
     term debt
H.  Equity securities of brokers
     or dealers or parents of
     brokers or dealers
I.   Investment company equity
     securities
J.  All other equity securities  	1			160,952
K.  Other securities
L.  Total assets of all series of	1			160,952
    registrant



SCREEN NUMBER: 58	PAGE NUMBER:50





































For period ending   12/31/97     					If filing more than one
File number 811- 3646            						Page 51, "X":

128.	Is the timely payment of principal and interest on any of the portfolio
 securities 	held by any of Registrant's series at the end of the current period
 insured or 	guaranteed by an entity other than the issuer?(Y/N)


129.	Is the issuer of any instrument covered in item 128 delinquent or in
 default as to 	payment of principal or interest at the end of the current
 period?
	(Y/N)__________________

130.	In computations of NAV or offering price per unit, is any part of the value
 	attributed to instruments identified in item 129 derived from insurance or
 	guarantees?(Y/N)_____________

131.  Total expenses incurred by all series of Registrant during the
	current reporting period ($000's omitted)               $ 344

132.	List the "811" (Investment Company Act of 1940) registration number for all
 	Series of Registrant that are being included in this filing:


		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-











SCREEN NUMBER: 59	PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 26th day of February, 1998.



PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY



BY:  /S/ Linda Dougherty  WITNESS: /S/ Michael Ostronic .

	Linda Dougherty   Michael Ostronic
	Vice President				Director, Accounting